UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 5/31

Date of reporting period: 8/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2015 (Unaudited)

Deutsche Health and Wellness Fund

	Shares	Value ($)
Consumer Staples 0.8%
Food Products
Hain Celestial Group, Inc.*	26,522	1,614,129
The WhiteWave Foods Co.*	34,289	1,582,094
		3,196,223
Health Care 97.7%
Biotechnology 23.5%
Acceleron Pharma, Inc.* (a)	11,567	335,212
Alder Biopharmaceuticals, Inc.*	20,378	789,647
Alexion Pharmaceuticals, Inc.*	20,008	3,445,178
Alkermes PLC*	45,788	2,727,133
Amgen, Inc.	46,704	7,088,733
Applied Genetic Technologies Corp.*	37,776	620,660
Aratana Therapeutics, Inc.*	37,664	665,146
ARIAD Pharmaceuticals, Inc.*	78,264	738,812
BioCryst Pharmaceuticals, Inc.*	33,683	392,070
Biogen, Inc.*	27,098	8,056,235
BioMarin Pharmaceutical, Inc.*	45,681	5,903,812
bluebird bio, Inc.*	3,822	508,594
Celgene Corp.*	112,461	13,279,395
Celldex Therapeutics, Inc.* (a)	26,080	387,027
Cellectis SA (ADR)* (a)	13,163	450,438
Clovis Oncology, Inc.*	6,386	497,214
Dyax Corp.*	58,685	1,350,929
Five Prime Therapeutics, Inc.*	66,544	1,268,994
Genocea Biosciences, Inc.* (a)	42,294	491,879
Gilead Sciences, Inc.	153,326	16,109,963
Incyte Corp.*	32,589	3,786,516
Insmed, Inc.*	26,964	659,000
Intercept Pharmaceuticals, Inc.*	3,190	605,334
Ligand Pharmaceuticals, Inc.* (a)	18,802	1,728,656
Medicines Co.*	56,694	2,324,454
Medivation, Inc.*	22,149	1,950,441
Neurocrine Biosciences, Inc.* (a)	31,870	1,478,131
Prothena Corp. PLC*	12,237	703,995
PTC Therapeutics, Inc.*	26,946	1,029,068
Puma Biotechnology, Inc.*	7,921	728,098
Regeneron Pharmaceuticals, Inc.*	9,324	4,787,874
Retrophin, Inc.*	122,363	3,355,193
Ultragenyx Pharmaceutical, Inc.*	15,079	1,683,118
Vertex Pharmaceuticals, Inc.*	56,082	7,151,577
		97,078,526
Health Care Services 14.8%
Aetna, Inc.	47,738	5,466,956
AmerisourceBergen Corp.	29,911	2,992,296
Anthem, Inc.	17,021	2,400,812
Cardinal Health, Inc.	53,092	4,367,879
Centene Corp.*	46,308	2,858,130
Cerner Corp.* (a)	32,483	2,006,150
Cigna Corp.	47,832	6,734,267
CVS Health Corp.	35,312	3,615,949
Express Scripts Holding Co.* (a)	83,130	6,949,668
HCA Holdings, Inc.*	60,721	5,259,653
McKesson Corp.	29,851	5,897,961
Rite Aid Corp.*	126,841	1,046,438
UnitedHealth Group, Inc.	65,674	7,598,482
Universal Health Services, Inc. "B"	22,531	3,089,901
WellCare Health Plans, Inc.*	9,514	862,634
		61,147,176
Life Sciences Tools & Services 2.6%
Agilent Technologies, Inc.	63,358	2,300,529
Illumina, Inc.*	16,868	3,333,286
Thermo Fisher Scientific, Inc.	40,119	5,029,719
		10,663,534
Medical Supply & Specialty 11.7%
ABIOMED, Inc.* (a)	6,337	607,718
AtriCure, Inc.*	26,741	654,085
Baxter International, Inc.	52,734	2,027,622
Becton, Dickinson & Co. (a)	23,364	3,294,791
Boston Scientific Corp.*	310,837	5,203,411
C.R. Bard, Inc.	22,390	4,338,958
CONMED Corp.	47,666	2,529,158
DexCom, Inc.*	16,313	1,535,706
Edwards Lifesciences Corp.*	17,514	2,467,372
Intuitive Surgical, Inc.*	4,746	2,424,969
Medtronic PLC	123,675	8,940,466
NxStage Medical, Inc.*	60,620	1,052,969
Patterson Companies, Inc.	30,252	1,386,449
Smith & Nephew PLC (ADR)	65,578	2,349,004
St. Jude Medical, Inc.	29,040	2,056,323
Stryker Corp.	45,056	4,444,775
The Cooper Companies, Inc.	13,347	2,167,820
Zeltiq Aesthetics, Inc.* (a)	24,416	787,904
		48,269,500
Pharmaceuticals 45.1%
Abbott Laboratories	118,663	5,374,247
AbbVie, Inc.	190,357	11,880,180
ACADIA Pharmaceuticals, Inc.*	29,212	1,070,036
Achillion Pharmaceuticals, Inc.* (a)	49,336	364,593
Actelion Ltd. (Registered)*	8,102	1,107,046
Aerie Pharmaceuticals, Inc.*	27,155	429,320
Allergan PLC*	65,103	19,774,385
Amicus Therapeutics, Inc.*	89,641	1,289,038
Anacor Pharmaceuticals, Inc.*	21,938	2,860,935
AstraZeneca PLC (ADR) (a)	202,722	6,341,144
Bayer AG (Registered)	27,790	3,775,153
Bristol-Myers Squibb Co.	216,384	12,868,356
Cempra, Inc.*	35,968	1,237,299
Chimerix, Inc.*	21,839	1,068,801
DBV Technologies SA (ADR)*	17,797	694,617
Depomed, Inc.*	72,646	1,956,357
Eli Lilly & Co.	124,702	10,269,210
Endo International PLC*	55,261	4,255,097
Flamel Technologies SA (ADR)*	170,886	3,785,125
Galapagos NV*	20,101	1,221,314
GlaxoSmithKline PLC (ADR)	113,175	4,632,253
Hikma Pharmaceuticals PLC	68,430	2,388,883
Immune Design Corp.* (a)	23,023	366,987
Jazz Pharmaceuticals PLC*	13,662	2,306,419
Johnson & Johnson	95,646	8,988,811
Mead Johnson Nutrition Co.	21,491	1,683,605
Merck & Co., Inc.	182,953	9,852,019
Mylan NV* (a)	92,808	4,602,349
NantKwest, Inc.* (a)	14,636	250,568
Novartis AG (Registered)	53,878	5,282,822
Pacira Pharmaceuticals, Inc.*	40,544	2,333,307
Perrigo Co. PLC	32,729	5,988,425
Pfizer, Inc.	319,180	10,283,980
Portola Pharmaceuticals, Inc.*	39,877	1,880,599
ProQR Therapeutics NV*	13,791	240,239
Roche Holding AG (Genusschein)	17,483	4,787,183
Sanofi (ADR)	127,635	6,243,904
Shire PLC (ADR) (a)	26,119	6,059,608
Supernus Pharmaceuticals, Inc.*	25,887	469,849
TESARO, Inc.*	34,799	1,791,452
Tetraphase Pharmaceuticals, Inc.*	21,769	944,992
Teva Pharmaceutical Industries Ltd. (ADR)	86,217	5,553,237
Threshold Pharmaceuticals, Inc.*	87,128	365,938
UCB SA	14,362	1,088,402
uniQure NV*	25,185	674,706
Valeant Pharmaceuticals International, Inc.*	12,223	2,818,624
Zoetis, Inc.	51,060	2,291,062
		185,792,476
Total Common Stocks (Cost $255,798,186)		406,147,435
Securities Lending Collateral 7.5%
Daily Assets Fund Institutional, 0.16% (b) (c) (Cost $31,158,311)	31,158,311	31,158,311
Cash Equivalents 2.2%
Central Cash Management Fund, 0.11% (b) (Cost $8,898,448)	8,898,448	8,898,448
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $295,854,945) †	108.2	446,204,194
Other Assets and Liabilities, Net	(8.2)	(33,724,320)
Net Assets	100.0	412,479,874

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $296,605,313. At August 31, 2015, net unrealized appreciation for all securities based on tax cost was $149,598,881. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $157,508,176 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,909,295.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2015 amounted to $29,877,566, which is 7.2% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$3,196,223	$—	$—	3,196,223
Biotechnology	97,078,526	—	—	97,078,526
Health Care Services	61,147,176	—	—	61,147,176
Life Sciences Tools & Services	10,663,534	—	—	10,663,534
Medical Supply & Specialty	48,269,500	—	—	48,269,500
Pharmaceuticals	166,141,673	19,650,803	—	185,792,476
Short-Term Investments (d)	40,056,759	—	—	40,056,759
Total	$426,553,391	$19,650,803	$—	$446,204,194

There have been no transfers between fair value measurement levels during the period ended August 31, 2015.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Health and Wellness Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	October 23, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 23, 2015